Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2020
Debt Instrument [Line Items]
Total Long-term notes payable	$ 124,574	$ 189,143	$ 193,440
Less: Unamortized debt issuance costs and debt discount	(659)	(233)	(151)
Less: current portion		(84,883)	(26,471)
Long-term debt from VIEs	124,574	189,143	193,440
Nonrelated Party
Debt Instrument [Line Items]
Less: current portion	(24,965)	(84,883)
Long-term notes payable, non-current portion	98,950	104,027	166,818
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total Long-term notes payable	33,021	37,310	40,491
Less: current portion	(10,679)	(7,690)	(3,087)
Long-term notes payable, non-current portion	22,342	29,619	37,404
Long-term debt from VIEs	33,021	37,310	40,491
Notes Payable to Banks | Bank 1
Debt Instrument [Line Items]
Total Long-term notes payable	10,579	11,841	13,589
Long-term debt from VIEs	$ 10,579	$ 11,841	$ 13,589
Notes Payable to Banks | Bank 1 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.30%	7.30%	7.30%
Notes Payable to Banks | Bank 1 | Minimum
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%	4.00%
Notes Payable to Banks | Bank 2
Debt Instrument [Line Items]
Total Long-term notes payable	$ 8,635	$ 12,325	$ 13,769
Long-term debt from VIEs	$ 8,635	$ 12,325	$ 13,769
Notes Payable to Banks | Bank 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.80%	7.80%	7.80%
Notes Payable to Banks | Bank 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	6.30%	4.00%	4.00%
Notes Payable to Banks | Bank 3
Debt Instrument [Line Items]
Interest rates, fixed rate			3.50%
Total Long-term notes payable	$ 1,527	$ 1,653	$ 7,705
Long-term debt from VIEs	$ 1,527	$ 1,653	$ 7,705
Notes Payable to Banks | Bank 3 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.30%	2.30%	2.30%
Notes Payable to Banks | Bank 3 | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		2.30%
Notes Payable to Banks | Bank 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 0	$ 3,289
Interest rate adjustment period	5 years
Long-term debt from VIEs	$ 0	3,289
Notes Payable to Banks | Bank 4 | Previously Reported
Debt Instrument [Line Items]
Total Long-term notes payable		0	$ 4,082
Long-term debt from VIEs		$ 0	$ 4,082
Notes Payable to Banks | Bank 4 | Maximum
Debt Instrument [Line Items]
Interest Rates	6.00%	6.00%
Notes Payable to Banks | Bank 4 | Minimum
Debt Instrument [Line Items]
Interest Rates		5.30%
Notes Payable to Banks | Bank 4 | SOFR | Previously Reported
Debt Instrument [Line Items]
Basis spread on variable rate			2.90%
Notes Payable to Banks | Bank 4 | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Notes Payable to Banks | Bank 5
Debt Instrument [Line Items]
Interest Rates	7.70%	7.70%
Total Long-term notes payable	$ 1,414	$ 1,614
Interest rate adjustment period		5 years
Long-term debt from VIEs	$ 1,414	$ 1,614
Notes Payable to Banks | Bank 5 | Previously Reported
Debt Instrument [Line Items]
Total Long-term notes payable		3,289	$ 3,759
Long-term debt from VIEs		$ 3,289	$ 3,759
Notes Payable to Banks | Bank 5 | Maximum
Debt Instrument [Line Items]
Interest Rates		6.00%
Notes Payable to Banks | Bank 5 | Maximum | Previously Reported
Debt Instrument [Line Items]
Interest Rates		6.00%	6.00%
Notes Payable to Banks | Bank 5 | Minimum | Previously Reported
Debt Instrument [Line Items]
Interest Rates		5.30%	5.30%
Notes Payable to Banks | Bank 5 | Prime Rate
Debt Instrument [Line Items]
Basis spread on variable rate		2.75%
Notes Payable to Banks | Bank 6
Debt Instrument [Line Items]
Interest Rates	4.00%	4.00%
Total Long-term notes payable	$ 590	$ 800
Long-term debt from VIEs	$ 590	$ 800
Notes Payable to Banks | Bank 6 | Previously Reported
Debt Instrument [Line Items]
Interest Rates		7.70%	7.70%
Total Long-term notes payable		$ 1,614	$ 1,843
Long-term debt from VIEs		$ 1,614	$ 1,843
Notes Payable to Banks | Bank 7
Debt Instrument [Line Items]
Interest Rates	8.80%	8.80%
Total Long-term notes payable	$ 12,030	$ 12,361
Long-term debt from VIEs	12,030	$ 12,361
Notes Payable to Banks | Bank 7 | Previously Reported
Debt Instrument [Line Items]
Interest Rates		4.00%	4.00%
Total Long-term notes payable		$ 800	$ 1,061
Long-term debt from VIEs		$ 800	1,061
Notes Payable to Banks | Bank 8
Debt Instrument [Line Items]
Interest Rates		8.80%
Total Long-term notes payable		$ 12,361	0
Long-term debt from VIEs		12,361	0
Notes Payable to Banks | Financial Institution 1
Debt Instrument [Line Items]
Total Long-term notes payable	0	2,959	3,290
Long-term debt from VIEs	0	$ 2,959	$ 3,290
Notes Payable to Banks | Financial Institution 1 | Schwab Loan Rate
Debt Instrument [Line Items]
Interest Rates		0.25%	0.25%
Basis spread on variable rate		0.25%
Notes Payable to Banks | Financial Institution 2
Debt Instrument [Line Items]
Total Long-term notes payable	7,296	$ 7,796	$ 8,435
Long-term debt from VIEs	$ 7,296	$ 7,796	$ 8,435
Notes Payable to Banks | Financial Institution 2 | Maximum
Debt Instrument [Line Items]
Interest Rates	7.00%	7.00%	7.00%
Notes Payable to Banks | Financial Institution 2 | Minimum
Debt Instrument [Line Items]
Interest Rates	3.60%	3.60%	3.60%
Notes Payable to Banks | Financial Institution 3
Debt Instrument [Line Items]
Total Long-term notes payable	$ 32,498	$ 34,407	$ 22,612
Long-term debt from VIEs	$ 32,498	$ 34,407	$ 22,612
Notes Payable to Banks | Financial Institution 3 | Maximum
Debt Instrument [Line Items]
Interest Rates	9.50%	9.50%	9.50%
Notes Payable to Banks | Financial Institution 3 | Minimum
Debt Instrument [Line Items]
Interest Rates	9.00%	9.00%	9.00%
Line of Credit | Financial Institution 4
Debt Instrument [Line Items]
Total Long-term notes payable	$ 1,362	$ 62,666	$ 72,688
Long-term debt from VIEs	$ 1,362	$ 62,666	$ 72,688
Line of Credit | Financial Institution 4 | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	2.80%
Line of Credit | Financial Institution 4 | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		2.80%	2.80%
Line of Credit | Financial Institution 4 | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%	1.30%
Line of Credit | Financial Institution 4 | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		2.80%
Other Debt Payable | EID loan
Debt Instrument [Line Items]
Interest Rates				3.75%
Total Long-term notes payable	$ 122	$ 122	$ 116
Long-term debt from VIEs	$ 122	$ 122	$ 116
Other Debt Payable | Lease Back
Debt Instrument [Line Items]
Interest Rates	1.20%
Total Long-term notes payable	$ 15,500
Long-term debt from VIEs	$ 15,500